Commitments and Contingencies - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) Lease	Jan. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Lease expiration date			November 2026
Percentage of annual escalation of base rent			2.75%		2.75%
Rent expense	$ 257	$ 296	$ 849	$ 1,697	$ 1,984	$ 1,856
Payments to facilitate early terminations of leases			$ 394		$ 394
MARYLAND
Commitments And Contingencies Disclosure [Line Items]
Number of lease buyouts | Lease					2